Balances and Transactions with Related Parties and Affiliated Companies - Transactions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Expense resulting from the uncollectibility of balances due from related parties	$ 0	$ 0	$ 0
Expenses:
Other expenses with related parties	206	311	38
Other revenue
Income:
Income from related party transaction	814	764	404
The Coca-Cola company
Expenses:
Contributions	2,437	1,482	2,274
The Coca-Cola company | Concentrate
Expenses:
Purchase of goods from related party transaction	37,213	32,222	34,063
The Coca-Cola company | Advertising
Expenses:
Services received, related party transaction	1,482	865	1,756
Heineken Group
Income:
Income from related party transaction	2,530	3,181	3,380
Heineken Group | Beer
Expenses:
Purchase of goods from related party transaction	19,552	23,233	25,215
Jugos del Valle, S.A.P.I. de C.V. | Logistic services
Income:
Income from related party transaction	514	532	553
Jugos del Valle, S.A.P.I. de C.V. | Juices
Expenses:
Purchase of goods from related party transaction	4,102	4,055	4,477
Grupo Industrial Bimbo, S.A.B. de C. V | Baked goods and snacks
Expenses:
Purchase of goods from related party transaction	4,417	5,774	6,194
Promotora Industrial Azucarera, S.A. de C.V. | Sugar
Expenses:
Purchase of goods from related party transaction	2,213	2,123	2,728
BBVA Bancomer, S.A. de C.V.
Expenses:
Interest expense and fee paid to related party transaction	72	232	144
BBVA Bancomer, S.A. de C.V. | Interest Revenue
Income:
Income from related party transaction	2,146	1,825	1,456
Beta San Miguel | Sugar
Expenses:
Purchase of goods from related party transaction	938	1,023	655
Industria Envasadora De Queretaro SA De CVIEQSA | Canned products
Expenses:
Purchase of goods from related party transaction	234	226	682
Leao Alimentos e Bebidas, LTDA | Inventory
Expenses:
Purchase of goods from related party transaction	1,320	1,253	1,867
Ecolab Inc [Member] | Materials
Expenses:
Purchase of goods from related party transaction	450	340
Grupo Televisa, S.A.B. de C.V. | Advertising
Expenses:
Services received, related party transaction	167	148	115
Grupo Nacional Provincial, S.A.B.
Expenses:
Services received, related party transaction	1	7
Fundacion FEMSA, A.C.
Expenses:
Donations to related party transactions	144	171	195
Difusion y Fomento Cultural, A.C.
Expenses:
Donations to related party transactions	32	55	61
Donations to ITESM
Expenses:
Donations to related party transactions	208	310	215
Grupo Financiero Scotiabank Inverlat SA | Interest Revenue
Income:
Income from related party transaction	302	295	447
AdeS Alimentos y Bebidas
Expenses:
Purchase of goods from related party transaction		338	497
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") | Resine
Expenses:
Purchase of goods from related party transaction	$ 416	$ 308	$ 281